DWS Equity 500 Index Fund Investment Objectives and Goals - DWS Equity 500 Index Fund	Apr. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Equity 500 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500®Index).The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.The fund is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), which will invest directly in securities and other instruments. The Portfolio has the same investment objective and strategies as the fund. References to investments by the fund may refer to actions undertaken by the Portfolio.